Net Loss Per Share - Additional Information (Detail) - shares shares in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Anti-dilutive effect on calculation of diluted loss per common share attributable to outstanding stock-based awards (in shares)	6.1	3.9